Non-Controlling Interest in Consolidated Subsidiaries - Options (Details)		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2020	Dec. 31, 2018
Grupo Socofar [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Percentage of ownership in subsidiary	40.00%	100.00%	60.00%
FEMSA Comercio Health Division [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent	40.00%
Open Market [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent		20.00%